                                   Prospectus
                                November 1, 2000

   Variable annuity policies involve certain risks, and you may lose some or all of your investment.
 . We do not guarantee how any of the subaccounts will perform.
 . The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
 . Neither the U.S. Government nor any Federal agency insures your investment in the policy.

   Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Titanium Investor Variable Annuity policy.

   To learn more about the policy, you may want to look at the Statement of Additional Information dated November 1, 2000 (known as the "SAI"). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.
Variable Products Division
P.O. Box 12101
Birmingham, Alabama 35202-2101
Telephone: 1-800-999-0317

   United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 37 of this prospectus.

   The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

   Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              TITANIUM INVESTOR/SM/
                                VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY
  issued by
United Investors Life Insurance Company
  through
Titanium Annuity Variable Account

   The policy offers 33 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 32 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds
 . AIM V.I. Capital Appreciation Fund
 . AIM V.I. Growth Fund
 . AIM V.I. Growth and Income Fund
 . AIM V.I. International Equity Fund
 . AIM V.I. Value Fund
The Alger American Fund
 . Alger American Growth Portfolio
 . Alger American Income & Growth Portfolio
 . Alger American Leveraged AllCap Portfolio
 . Alger American MidCap Growth Portfolio
 . Alger American Small Capitalization Portfolio
Deutsche Asset Management VIT Funds
 . EAFE(R) Equity Index
 . Small Cap Index
Dreyfus Funds
 . Dreyfus VIF-Appreciation Portfolio
 . Dreyfus VIF-Money Market Portfolio
 . Dreyfus VIF-Quality Bond Portfolio
 . The Dreyfus Socially Responsible Growth Fund, Inc.
Evergreen Variable Trust
 . Evergreen VA Equity Index Fund
 . Evergreen VA Foundation Fund
 . Evergreen VA Global Leaders Fund
 . Evergreen VA Small Cap Value Fund
INVESCO Variable Investment Funds, Inc.
 . INVESCO VIF-Equity Income Fund
 . INVESCO VIF-Technology Fund
 . INVESCO VIF-Utilities Fund
MFS(R) Variable Insurance TrustSM
 . MFS(R) Emerging Growth Series
 . MFS(R) Growth with Income Series
 . MFS(R) Research Series
 . MFS(R) Total Return Series
Strong Variable Insurance Funds, Inc.
 . Strong Discovery Fund II
 . Strong Mid Cap Growth Fund II
 . Strong Opportunity Fund II
Franklin Templeton Variable Insurance Products Trust
 . Templeton Asset Strategy Fund--Class 2
 . Templeton International Securities Fund--Class 2
VARIABLE ANNUITY POLICIES:
 ARE NOT FDIC INSURED         ARE NOT BANK GUARANTEED            MAY LOSE VALUE

                                                               UI-503, Ed. 11-00

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary....................................................................   1
Summary.....................................................................   2
  The Policy................................................................   2
  Annuity Payments..........................................................   2
  Purchasing the Policy.....................................................   3
  Funding Choices...........................................................   3
  Charges and Deductions....................................................   3
  Taxes.....................................................................   9
  Surrender and Partial Withdrawals.........................................   9
  Death Benefit.............................................................   9
  Other Information.........................................................   9
  Inquiries.................................................................  10
Titanium Annuity Variable Account...........................................  11
  The Portfolios............................................................  11
  Fund Management...........................................................  16
Fixed Account...............................................................  17
The Policy..................................................................  17
  Issuance of a Policy......................................................  17
  Purchase Payments.........................................................  17
  Allocation of Purchase Payments...........................................  18
  Policy Value..............................................................  18
    Variable Account Value..................................................  18
    Fixed Account Value.....................................................  19
  Surrender and Withdrawals.................................................  19
    Withdrawals.............................................................  19
    Automatic Partial Withdrawals...........................................  20
    Surrender...............................................................  20
    Restrictions Under the Texas ORP and Section 403(b) Plan................  20
    Restrictions Under Other Qualified Policies.............................  21
  Transfers.................................................................  21
  Dollar Cost Averaging.....................................................  21
  Automatic Asset Rebalancing...............................................  22
  Interest Sweep............................................................  22
  Death Benefit.............................................................  23
  Required Distributions....................................................  24
  "Free Look" Period........................................................  24
Charges and Deductions......................................................  25
  Withdrawal Charge.........................................................  25
  Waiver of Withdrawal Charges Rider........................................  26
  Annual Policy Maintenance Charge..........................................  27
  Administration Fee........................................................  27
  Mortality and Expense Risk Charge.........................................  27
  Transaction Charge........................................................  27
  Transfer Fee..............................................................  27
  Premium Taxes.............................................................  28
  Federal Taxes.............................................................  28

  Fund Expenses.............................................................  28
  Reduction in Charges for Certain Groups...................................  28
Annuity Payments............................................................  28
  Election of Annuity Payment Option........................................  28
  Annuity Benefit Date......................................................  28
  Annuity Payment Options...................................................  28
Distribution of the Policies................................................  30
Federal Tax Matters.........................................................  30
Historical Performance Data.................................................  34
Voting Rights...............................................................  35
United Investors Life Insurance Company.....................................  35
Published Ratings...........................................................  36
Legal Proceedings...........................................................  36
Financial Statements........................................................  36
Statement of Additional Information.........................................  37



--------------------------------------------------------------------------------

The policy is not available in all states. This prospectus is not an offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Annuitant.......    The annuitant is the individual whose life expectancy determines the size of annuity payments and whose actual lifetime may determine the duration of annuity payments.

Annuity Benefit
 Date...........    The date (or dates) on which annuity payments are to start.

Beneficiary.....    The beneficiary is the individual or individuals to whom the death benefit is paid if the owner (and any joint owner) dies before the annuity benefit date.

Business Day....    Each day that the New York Stock Exchange and our administrative offices are open. Currently, the Friday after Thanksgiving and, in most years, December 24 (Christmas Eve day) and December 31
                    (New Year's Eve day) are not business days. (The policy form uses the term "Valuation Date" to refer to business days.)

Joint Annuitant..   The joint annuitant, if any, is a second individual whose joint life expectancy with the annuitant determines the size of
                    annuity payments and whose actual lifetime with the annuitant may determine the duration of annuity payments.

Net Purchase
 Payment........    The purchase payment less any deduction for premium taxes.

Owner's Designated
 Beneficiary....    The owner's designated beneficiary (a joint owner, if any, or the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.

Policy Year.....    A policy year is a year that starts on the policy's effective date or on a policy anniversary.

Surrender
 Value..........    The policy value less any withdrawal charges, the annual policy maintenance charge, and applicable deductions for premium taxes.

We, us, our.....    We are United Investors Life Insurance Company.

You, your.......    You are the policy owner.

Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   This is a summary of some of the more important points that you should know and consider before purchasing the Titanium Investor Variable Annuity policy.

The Policy

   The Titanium Investor Variable Annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

   You may divide your Titanium Investor annuity policy value among the fixed account and thirty-two variable subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the thirty-two variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolio you select. You may lose money on investments in the variable subaccounts.

   Like most annuity policies, different rules apply to the Titanium Investor annuity policy before and after the annuity benefit date you select for your policy. Before the annuity benefit date, you may invest more money in your policy. After the annuity benefit date, you will receive one or more annuity payments. The amount of money you accumulate in your policy before the annuity benefit date has a major effect on the size of the payments you receive after the annuity benefit date.

   This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

   There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Variable annuities provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Annuity Payments

   On the annuity benefit date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular subaccounts you select.

   You may choose among the following ways of receiving your annuity payments:

1. Payments for the lifetime of an individual you select (the annuitant).

2. Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3. Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for various periods of between 5 years and 30 years.

   Other annuity payment options are available with our written consent.

Purchasing the Policy

   You can purchase a "qualified" policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200. As an exception, we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method for both qualified or non-qualified policies. You can make more investments of at least $100 each before the annuity benefit date (or your age 90 if earlier).

Funding Choices

   You may allocate each new investment (and your existing policy value) among 32 variable subaccounts which invest in the following mutual fund portfolios:

  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund
  . AIM V.I. Growth Fund
  . AIM V.I. Growth and Income Fund
  . AIM V.I. International Equity Fund
  . AIM V.I. Value Fund
  The Alger American Fund
  . Alger American Growth Portfolio
  . Alger American Income & Growth Portfolio
  . Alger American Leveraged AllCap Portfolio
  . Alger American MidCap Growth Portfolio
  . Alger American Small Capitalization Portfolio
  Deutsche Asset Management VIT Funds
  . EAFE(R) Equity Index
  . Small Cap Index
  Dreyfus Funds
  . Dreyfus VIF-Appreciation Portfolio
  . Dreyfus VIF-Money Market Portfolio
  . Dreyfus VIF-Quality Bond Portfolio
  . The Dreyfus Socially Responsible Growth Fund, Inc.
  Evergreen Variable Trust
  . Evergreen VA Equity Index Fund
  . Evergreen VA Foundation Fund
  . Evergreen VA Global Leaders Fund
  . Evergreen VA Small Cap Value Fund
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Equity Income Fund
  . INVESCO VIF-Technology Fund
  . INVESCO VIF-Utilities Fund
  MFS(R) Variable Insurance TrustSM
  . MFS(R) Emerging Growth Series
  . MFS(R) Growth with Income Series
  . MFS(R) Research Series
  . MFS(R) Total Return Series
  Strong Variable Insurance Funds, Inc.
  . Strong Discovery Fund II
  . Strong Mid Cap Growth Fund II
  . Strong Opportunity Fund II
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Asset Strategy Fund--Class 2
  . Templeton International Securities Fund--Class 2

   In most states, you may also allocate purchase payments and your policy value to the fixed account. We guarantee your fixed account allocation will earn at least 3% interest per year.

Charges and Deductions

   We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

   We make two types of deductions from your policy value for certain administrative expenses. First, we deduct a flat charge of $35 a year from each policy. We will waive this charge if your policy value on the policy anniversary is at least $75,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable subaccount.

   If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 9% of purchase payments withdrawn that are less than two years old. It decreases in additional years since we received the purchase payment deemed to be withdrawn. There is no withdrawal charge on purchase payments ten or more years old at the time they are withdrawn.

   We also do not deduct a withdrawal charge on the free withdrawal amount. In the first policy year, the free withdrawal amount is equal to the larger of:

(a) 10% of all purchase payments received; or

(b) 100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made.

   After the first policy year, the free withdrawal amount is equal to the larger of:

(a) 10% of the policy value at the time of the withdrawal; or

(b) 100% of earnings.

   For each withdrawal in excess of 12 in any one policy year, we deduct a transaction charge of the lesser of $20 or 2% of the amount withdrawn.

   You may make up to 12 transfers between subaccounts and/or the fixed account each year without charge. For each transfer in excess of 12 in one policy year, we charge a fee of $25.

   We also deduct a daily charge from the variable subaccounts to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of assets.

   In addition, investment management fees, 12b-1 fees, and other expenses are deducted from each applicable portfolio.

   See the tables below and on the following page for a summary of these charges and deductions. (We may also deduct premium tax charges.)

Policy Owner Transaction Expenses:
----------------------------------

   Maximum Transaction Charge (for each withdrawal in excess of 12 per
   -------------------------------------------------------------------
    policy year)......................................................  $20.00
    ------------

   Transfer Fee (for each transfer in excess of 12 per policy year)...  $25.00
   ----------------------------------------------------------------

   Withdrawal Charge (% of purchase payment being withdrawn):
   ----------------------------------------------------------

                                   less
    Years Since Purchase Payment  than 1  1   2    3    4    5   6   7   8   9  10+
  --------------------------------------------------------------------------------
    Charge                          9%    9% 8.5% 8.5% 8.5%  8%  7%  6%  4%  2% 0%


Annual Policy Maintenance Charge........................................ $35.00
--------------------------------

Variable Account Annual Expenses
--------------------------------

  Administration Charge.................................................   0.15%
  Mortality and Expense Risk Charge.....................................   1.25%
                                                                         ------
  Total Variable Account Annual Expenses ...............................   1.40%

                         Portfolio Annual Expenses(/1/)
                     (% of average net assets of portfolio)

                                                                                Total(/2/) Portfolio
                                                            Other(/2/) Expenses       Expenses
                            Management Fee(/2/) 12b-1           (after any        (after waiver or
  Portfolio                 (after any waiver)  Fees          reimbursement)       reimbursement)
----------------------------------------------------------------------------------------------------
  AIM Variable Insurance
   Funds
  . AIM V.I. Capital
    Appreciation Fund               0.62%       None                0.11%               0.73%
  . AIM V.I. Growth Fund            0.63%       None                0.10%               0.73%
  . AIM V.I. Growth and
    Income Fund                     0.61%       None                0.16%               0.77%
  . AIM V.I. International
    Equity Fund                     0.75%       None                0.22%               0.97%
  . AIM V.I. Value Fund             0.61%       None                0.15%               0.76%
----------------------------------------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth
    Portfolio                       0.75%       None                0.04%               0.79%
  . Alger American Income
    & Growth Portfolio             0.625%       None               0.075%               0.70%
  . Alger American
    Leveraged AllCap
    Portfolio                       0.85%       None                0.08%               0.93%
  . Alger American MidCap
    Growth Portfolio                0.80%       None                0.05%               0.85%
  . Alger American Small
    Capitalization
    Portfolio                       0.85%       None                0.05%               0.90%
----------------------------------------------------------------------------------------------------
  Deutsche Asset
   Management VIT Funds
  . EAFE(R) Equity Index            0.26%       None                0.39%               0.65%
  . Small Cap Index                 0.13%       None                0.32%               0.45%
----------------------------------------------------------------------------------------------------
  Dreyfus Funds
  . Dreyfus VIF--
    Appreciation Portfolio          0.75%       None                0.03%               0.78%
  . Dreyfus VIF--Money
    Market Portfolio                0.50%       None                0.08%               0.58%
  . Dreyfus VIF--Quality
    Bond Portfolio                  0.65%       None                0.09%               0.74%
  . The Dreyfus Socially
    Responsible Growth
    Fund, Inc.                      0.75%       None                0.04%               0.79%
----------------------------------------------------------------------------------------------------
  Evergreen Variable Trust
  . Evergreen VA Equity
    Index Fund(/3/)                 0.00%       None                0.31%               0.31%
  . Evergreen VA
    Foundation Fund                 0.83%       None                0.12%               0.95%
  . Evergreen VA Global
    Leaders Fund                    0.76%       None                0.25%               1.01%
  . Evergreen VA Small Cap
    Value Fund                      0.59%       None                0.42%               1.01%
----------------------------------------------------------------------------------------------------
  INVESCO Variable
   Investment Funds, Inc.
  . INVESCO VIF--Equity
    Income Fund(/4/)                0.75%       None                0.42%               1.17%
  . INVESCO VIF--
    Technology Fund                 0.75%       None                0.56%               1.31%
  . INVESCO VIF--Utilities
    Fund(/4/)                       0.60%       None                0.61%               1.21%
----------------------------------------------------------------------------------------------------
  MFS(R) Variable Insur-
   ance TrustSM
  . MFS(R) Emerging Growth
    Series                          0.75%       None                0.09%               0.84%
  . MFS(R) Growth with In-
    come Series                     0.75%       None                0.13%               0.88%
  . MFS(R) Research Series          0.75%       None                0.11%               0.86%
  . MFS(R) Total Return
    Series                          0.75%       None                0.15%               0.90%
----------------------------------------------------------------------------------------------------
  Strong Variable Insur-
   ance Funds, Inc.
  . Strong Discovery Fund
    II                              1.00%       None                0.14%               1.14%
  . Strong Mid Cap Growth
    Fund II                         1.00%       None                0.15%               1.15%
  . Strong Opportunity
    Fund II                         1.00%       None                0.14%               1.14%
----------------------------------------------------------------------------------------------------
  Franklin Templeton Vari-
   able Insurance Products
   Trust
  . Templeton Asset Strat-
    egy Fund--Class 2(/6/)          0.60%       0.25%(/5/)          0.18%               1.03%
  . Templeton Interna-
    tional Securities
    Fund--Class 2(/6/)              0.69%       0.25%(/5/)          0.19%               1.13%


(/1/) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment adviser of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 1999. Current or future expenses may be greater or less than those shown. See the underlying mutual funds' prospectus for more complete information.

(/2/) With respect to certain portfolios, the portfolio's investment adviser is waiving part of all of its Management Fee and reimbursing part of all of the Other Expenses. Absent the waivers or reimbursements, the 1999 expenses of these portfolios would have been as indicated below:

                                                                      Total Portfolio
                                                      Other Expenses  Annual Expenses
                              Management Fee    12b-1  (before any   (before waiver or
  Portfolio                 (before any waiver) Fees  reimbursement)  reimbursement)
--------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Eq-
   uity Index                      0.44%        None       0.69%           1.13%
  Deutsche VIT Small Cap
   Index                           0.35%        None       0.83%           1.18%
  Evergreen VA Equity In-
   dex Fund                        0.40%        None       0.42%           0.82%
  Evergreen VA Global
   Leaders Fund                    0.95%        None       0.25%           1.20%
  Evergreen VA Small Cap
   Value Fund                      0.95%        None       0.42%           1.37%
  INVESCO VIF--Equity In-
   come Fund                       0.75%        None       0.44%           1.19%
  INVESCO VIF--Technology
   Fund                            0.75%        None       0.78%           1.53%
  INVESCO VIF--Utilities
   Fund                            0.60%        None       1.08%           1.68%
  Strong Mid Cap Growth
   Fund II                         1.00%        None       0.17%           1.17%


(/3/) The Evergreen VA Equity Index Fund inception date is September 30, 1999. The expenses for this fund are estimates for its first year of operations.

(/4/) The INVESCO VIF-Equity Income Fund and INVESCO VIF-Utilities Fund expense information presented in the table has been restated to reflect a change in the administrative service fee.

(/5/) Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" that is described in the Fund's prospectus.

(/6/) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). The VIP shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows total expenses based on the new fees and the assets of the fund as of December 31, 1999 and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Templeton Asset Strategy Fund Management Fee 0.60%, 12b-1 Fee 0.25%, Other Expenses 0.14%, and Total Expenses 0.99%; Templeton International Securities Fund Management Fee 0.65%, 12b-1 Fee 0.25%, Other Expenses 0.20%, and Total Expenses 1.10%.

   Examples. The following tables give examples of expenses you might pay, on a $1,000 investment, assuming a 5% annual return on assets.

   If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Portfolio                                             1 Year 3 Years
----------------------------------------------------------------------
  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund                   $111   $151
  . AIM V.I. Growth Fund                                 $111   $151
  . AIM V.I. Growth and Income Fund                      $112   $152
  . AIM V.I. International Equity Fund                   $114   $158
  . AIM V.I. Value Fund                                  $112   $152
----------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth Portfolio                      $112   $153
  . Alger American Income & Growth Portfolio             $111   $150
  . Alger American Leveraged AllCap Portfolio            $113   $157
  . Alger American MidCap Growth Portfolio               $113   $154
  . Alger American Small Capitalization Portfolio        $113   $156
----------------------------------------------------------------------
  Deutsche Asset Management VIT Funds
  . EAFE(R) Equity Index                                 $111   $148
  . Small Cap Index                                      $109   $142
----------------------------------------------------------------------
  Dreyfus Funds
  . Dreyfus VIF-Appreciation Portfolio                   $112   $152
  . Dreyfus VIF-Money Market Portfolio                   $110   $146
  . Dreyfus VIF-Quality Bond Portfolio                   $111   $151
  . The Dreyfus Socially Responsible Growth Fund, Inc.   $112   $153
----------------------------------------------------------------------
  Evergreen Variable Trust
  . Evergreen VA Equity Index Fund                       $107   $138
  . Evergreen VA Foundation Fund                         $114   $157
  . Evergreen VA Global Leaders Fund                     $114   $159
  . Evergreen VA Small Cap Value Fund                    $114   $159
----------------------------------------------------------------------
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Equity Income Fund                       $116   $164
  . INVESCO VIF-Technology Fund                          $117   $168
  . INVESCO VIF-Utilities Fund                           $116   $165
----------------------------------------------------------------------
  MFS(R) Variable Insurance TrustSM
  . MFS(R) Emerging Growth Series                        $112   $154
  . MFS(R) Growth with Income Series                     $113   $155
  . MFS(R) Research Series                               $113   $155
  . MFS(R) Total Return Series                           $113   $156
----------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.
  . Strong Discovery Fund II                             $115   $163
  . Strong MidCap Growth Fund II                         $116   $163
  . Strong Opportunity Fund II                           $115   $163
----------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Asset Strategy Fund--Class 2               $114   $160
  . Templeton International Securities--Class 2          $115   $163

   If you do not surrender or you annuitize your policy at the end of the applicable time period, you would pay the following expenses:

  Portfolio                                             1 Year 3 Year
---------------------------------------------------------------------
  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund                   $21    $66
  . AIM V.I. Growth Fund                                 $21    $66
  . AIM V.I. Growth and Income Fund                      $22    $67
  . AIM V.I. International Equity Fund                   $24    $73
  . AIM V.I. Value Fund                                  $22    $67
---------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth Portfolio                      $22    $68
  . Alger American Income & Growth Portfolio             $21    $65
  . Alger American Leveraged AllCap Portfolio            $23    $72
  . Alger American MidCap Growth Portfolio               $23    $69
  . Alger American Small Capitalization Portfolio        $23    $71
---------------------------------------------------------------------
  Deutsche Asset Management VIT Funds
  . EAFE(R) Equity Index                                 $21    $63
  . Small Cap Index                                      $19    $57
---------------------------------------------------------------------
  Dreyfus Funds
  . Dreyfus VIF-Appreciation Portfolio                   $22    $67
  . Dreyfus VIF-Money Market Portfolio                   $20    $61
  . Dreyfus VIF-Quality Bond Portfolio                   $21    $66
  . The Dreyfus Socially Responsible Growth Fund, Inc.   $22    $68
---------------------------------------------------------------------
  Evergreen Variable Trust
  . Evergreen VA Equity Index Fund                       $17    $53
  . Evergreen VA Foundation Fund                         $24    $72
  . Evergreen VA Global Leaders Fund                     $24    $74
  . Evergreen VA Small Cap Value Fund                    $24    $74
---------------------------------------------------------------------
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Equity Income Fund                       $26    $79
  . INVESCO VIF-Technology Fund                          $27    $83
  . INVESCO VIF-Utilities Fund                           $26    $80
---------------------------------------------------------------------
  MFS(R) Variable Insurance TrustSM
  . MFS(R) Emerging Growth Series                        $22    $69
  . MFS(R) Growth with Income Series                     $23    $70
  . MFS(R) Research Series                               $23    $70
  . MFS(R) Total Return Series                           $23    $71
---------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.
  . Strong Discovery Fund II                             $25    $78
  . Strong MidCap Growth Fund II                         $26    $78
  . Strong Opportunity Fund II                           $25    $78
---------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Asset Strategy Fund                        $24    $75
  . Templeton International Securities                   $25    $78

   The purpose of these tables is to assist you in understanding the various costs and expenses that you will bear, directly and indirectly. These tables reflect the expenses of the variable account and the underlying mutual fund portfolios. These examples reflect the $35 annual policy maintenance charge as a deduction of $1.00 annually, based on an anticipated average initial purchase payment of $35,000. These examples do not reflect any premium tax charges. These examples assume that any fee waivers or expense reimbursements for the portfolios will continue for the periods shown.

   These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

   You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy, taxable earnings (if any) are considered to be paid out first, followed by your investment in the policy.

   You are generally required to pay taxes on all amounts withdrawn from a qualified policy because in most cases purchase payments were made with before-tax dollars. You are not required to pay taxes on distributions of purchase payments made with after-tax dollars.

   Distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age 59 1/2.

Surrender and Withdrawals

   You may surrender the policy before the annuity benefit date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, and any premium tax charge.

   You may make a withdrawal of cash from your surrender value. The withdrawal must be at least $250, and the policy value remaining after the withdrawal must be at least $2,000. If the policy value remaining is less than $2,000, we will treat the request for withdrawal as a request for complete surrender of the policy.

   Surrenders and withdrawals may be taxable, and if taken before age 59 1/2 then a 10% tax penalty may apply.

   You cannot surrender the policy or make a withdrawal after the annuity benefit date.

Death Benefit

   The policy provides a death benefit if any policy owner dies before the annuity benefit date. We will pay the death benefit in a lump sum or as a series of annuity payments.

   The death benefit is the greatest of:

(a) the total purchase payments you have invested in the policy (reduced for any withdrawals you have made and withdrawal charges); or

(b) your policy value at the time the death benefit is paid; or

(c) the highest of your policy value on the fifth anniversary date, and every fifth anniversary thereafter prior to the policy owner's or any joint owner's 80th birthday (or the annuitant's 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, reduced for any withdrawals you have made, and withdrawal charges you have incurred since then.

Other Information

   Free Look: You may cancel the policy by returning it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally refund your policy value plus any contract fees and other charges paid. In some states we will refund the full amount of your purchase payments instead. (The "free look" period may be longer in some states.)

   Automatic Partial Withdrawals: You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. Automatic partial withdrawals cannot exceed the free withdrawal amount in any one policy year. Automatic partial withdrawals are not subject to the $250 minimum amount, or to the transaction charge for more than 12 withdrawals in any one policy year. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

   Waiver of Withdrawal Charges Rider: If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if you (1) become confined in a qualified nursing home, qualified hospital, or qualified hospice care program; (2) become totally disabled; or
(3) are diagnosed with a terminal illness.

   Transfers: Before the annuity benefit date, you may transfer all or part of your policy value among the 33 funding choices. However, you may transfer out of the fixed account only once a policy year (except dollar cost averaging, automatic asset rebalancing or interest sweep transfers). Other restrictions may apply, especially to fixed account transfers.

   After the annuity benefit date, the annuitant may reallocate the annuity interest among the variable subaccounts or from the variable subaccounts to the fixed account once each policy year. However, after the annuity benefit date, transfers from the fixed account to the variable subaccounts are not permitted.


   Dollar Cost Averaging: Before the annuity benefit date, you may have automatic transfers of a pre-determined amount made from the fixed account or the money market variable subaccount to any of the other variable subaccounts. Certain minimums and other restrictions apply.

   Automatic Asset Rebalancing: Before the annuity benefit date, this option allows you to have automatic transfers occur at selected intervals to rebalance your policy value according to your current premium allocation instructions. Certain minimums and other restrictions apply.

   Interest Sweep: This option allows you to transfer interest earned on the fixed account to any combination of the thirty-two variable subaccounts. Certain minimums and other restrictions apply.

   Financial Information: Our financial statements are in the Statement of Additional Information. There are no financial statements for the Variable Account because as of the date of this prospectus the Variable Account has not commenced operations.

Inquiries

   If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

   United Investors Life Insurance Company
   Variable Products Division
   P.O. Box 12101
   Birmingham, Alabama 35202-2101
   Telephone: 1-800-999-0317

--------------------------------------------------------------------------------
   NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should carefully read this entire prospectus and the prospectus of the portfolios which accompany this prospectus before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See "Federal Tax Matters.")

                       Titanium Annuity Variable Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The variable subaccounts are divisions of the Titanium Annuity Variable Account (the "Variable Account"). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 32 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses, whether or not realized, arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

   The assets in the Variable Account are our property. However, the assets allocated to the variable subaccounts under the policy are not chargeable with liabilities arising out of any other business that we may conduct.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). It meets the definition of a "separate account" under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

The Portfolios

   Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio.

   The investment objectives and policies of each mutual fund portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the prospectuses of the portfolios which accompany this prospectus.


   The following 32 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account:

-----------------------------------------------------------------------------------------
  Portfolio            Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------
  AIM V.I. Capital     Seeks growth of capital through investment in common stocks. Focus
  Appreciation Fund    is on companies believed to be likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.
-----------------------------------------------------------------------------------------
  AIM V.I.             Seeks growth of capital primarily by investing in seasoned and
  Growth Fund          better capitalized companies considered to have strong earnings momentum.
-----------------------------------------------------------------------------------------
  AIM V.I. Growth and  Seeks growth of capital with a secondary objective of current
  Income Fund          income. Focus is on securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that have potential for above-average growth in earnings and dividends.
-----------------------------------------------------------------------------------------
  AIM V.I.             Seeks long-term growth of capital by investing in a diversified
  International        portfolio of international equity securities whose issuers are
  Equity Fund          considered to have strong earnings momentum. The Fund primarily invests in equity securities of foreign companies, emphasizing investment in companies in the developed countries of Western
                       Europe and the Pacific Basin.
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
  Portfolio         Investment Objective and Certain Policies
---------------------------------------------------------------------------------------
  AIM V.I.          Seeks long-term growth of capital by investing primarily in equity
  Value Fund        securities judged by the fund's investment advisor to be
                    undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.
---------------------------------------------------------------------------------------
  Alger American    Seeks long-term capital appreciation. It focuses on growing
  Growth Portfolio  companies that generally have broad product lines, markets, financial resources and depth of management. Under normal
                    circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
---------------------------------------------------------------------------------------
  Alger American    Primarily seeks to provide a high level of dividend income; its
  Income and        secondary goal is to provide capital appreciation. The portfolio
  Growth Portfolio  invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.
---------------------------------------------------------------------------------------
  Alger American    Seeks long-term capital appreciation. Under normal circumstances,
  Leveraged AllCap  the portfolio invests in the equity securities of companies of any
  Portfolio         size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
---------------------------------------------------------------------------------------
  Alger American    Seeks long-term capital appreciation. It focuses on mid-size
  MidCap Growth     companies with promising growth potential. Under normal
  Portfolio         circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.
---------------------------------------------------------------------------------------
  Alger American    Seeks long-term capital appreciation. It focuses on small, fast-
  Small             growing companies that offer innovative products, services or
  Capitalization    technologies to a rapidly expanding marketplace. Under normal
  Portfolio         circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small
                    capitalization company is one that has a market capitalization within the range of the Russell 2000(R) Growth Index or the S&P(R)
                    SmallCap 600 Index.
---------------------------------------------------------------------------------------
  Deutsche VIT      Seeks to match as closely as possible, before expenses, the risk
  EAFE(R) Equity    and return characteristics of the Morgan Stanley Capital
  Index             International (MSCI) EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.
                    The Fund may also use stock index futures, options and forward currency exchange contracts. The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of
                    Morgan Stanley, and is licensed for use by the Fund's investment advisor.
---------------------------------------------------------------------------------------
  Deutsche VIT      Seeks to match as closely as possible, before expenses, the risk
  Small Cap Index   and return characteristics of the Russell 2000(R) Small Stock Index which emphasizes stocks of small United States companies. The Fund may also use stock index futures and options. Russell 2000(R)is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor.
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
  Portfolio            Investment Objective and Certain Policies
------------------------------------------------------------------------------------------
  Dreyfus VIF-         Seeks long-term capital growth consistent with the preservation of
  Appreciation         capital; current income is a secondary goal. The portfolio invests
  Portfolio            in common stocks focusing on "blue chip' companies with total market values of more than $5 billion at the time of purchase.
------------------------------------------------------------------------------------------
  Dreyfus VIF-Money    Seeks as high a level of current income as is consistent with the
  Market Portfolio     preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities.
------------------------------------------------------------------------------------------
  Dreyfus VIF-Quality  Seeks to maximize current income as is consistent with the
  Bond Portfolio       preservation of capital and the maintenance of liquidity. The portfolio invests at least 80% of net assets in fixed-income securities, including mortgage-related securities, collateralized mortgage obligations and asset-backed securities, that, when purchased, are rated A or better, and in securities issued or guaranteed by the U.S. government or its agencies or
                       instrumentalities.
------------------------------------------------------------------------------------------
  Dreyfus Socially     Seeks to provide capital growth, with current income as a secondary
  Responsible          goal. To pursue these goals, the fund invests primarily in the
  Growth Fund, Inc.    common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks investment results that achieve price and yield performance
  Equity Index Fund    similar to the Standard and Poor's 500 Composite Stock Price Index
                       (S&P 500 Index). The fund's investment advisor uses a passive management approach and purchases all or a representative sample of the stocks comprising the S&P 500 Index which is an un-managed index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks, in order of priority, reasonable income, conservation of
  Foundation Fund      capital and capital appreciation. The fund invests principally in a combination of common stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Common stocks are selected based on a combination of financial strength and estimated growth potential. Fixed income securities are selected based on investment advisor's projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital appreciation. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks to provide investors with long-term capital growth. The fund
  Global Leaders       normally invests at least 65% of its assets in a diversified
  Fund                 portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund invests only in the best 100 companies which are selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  Portfolio        Investment Objective and Certain Policies
--------------------------------------------------------------------------------------
  Evergreen VA     Seeks current income and capital growth in the value of its shares.
  Small Cap Value  The fund invests primarily in common stocks and convertible
  Fund             preferred stocks of small companies (less than $1 billion in market capitalization). The fund seeks to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the manager considers their intrinsic value. The fund looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.
--------------------------------------------------------------------------------------
  INVESCO VIF-     Primary goal is capital appreciation. Current income is a secondary
  Equity Income    objective. The fund invests primarily in dividend-paying common and
  Fund             preferred stocks. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the Fund's assets may be invested in equity securities that do not pay regular dividends.
--------------------------------------------------------------------------------------
  INVESCO VIF-     Seeks capital appreciation and invests in strong growth companies
  Technology Fund  engaged in various technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, internet, IT services and consulting, oceanography, office and factory automation,
                   networking, robotics and video. The fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tend to go up and down more rapidly. As a result, the value of a fund share may rise or fall rapidly.
--------------------------------------------------------------------------------------
  INVESCO VIF-     Seeks capital appreciation and income through investments in
  Utilities Fund   companies that produce, generate, transmit or distribute natural gas or electricity, and in companies that provide telecommunication services including local, long distance and wireless, and excluding broadcasting. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.
--------------------------------------------------------------------------------------
  MFS(R) Emerging  Seeks to provide long-term growth of capital. The series normally
  Growth Series    invests at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible
                   securities and depositary receipts for those securities, of emerging growth companies.
--------------------------------------------------------------------------------------
  MFS(R) Growth    Seeks to provide reasonable current income and long-term growth of
  With Income      capital and income. The series normally invests at least 65% of its
  Series           total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series generally focuses on companies with larger market capitalizations that are believed to have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.
--------------------------------------------------------------------------------------
  MFS(R) Research  Seeks to provide long-term growth of capital and future income. The
  Series           series normally invests at least 80% of its total assets in common stocks and related securities, such as preferred stocks,
                   convertible securities and depositary receipts. The series focuses on companies believed to have favorable prospects long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior
                   management.
--------------------------------------------------------------------------------------
  MFS(R) Total     Seeks primarily to provide above-average income (compared to a
  Return Series    portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide opportunity for growth of capital and income. The series is a
                   "balanced fund" and invests in a combination of equity and fixed income securities.
--------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  Portfolio           Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------
  Strong Discovery    Seeks capital growth. The fund invests in a diversified portfolio
  Fund II             of common stocks from small, medium, and large-capitalization companies. The fund has an active trading approach.
-----------------------------------------------------------------------------------------
  Strong Mid Cap      Seeks capital growth. The fund invests at least 65% of its assets
  Growth Fund II      in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund has an active trading approach.
-----------------------------------------------------------------------------------------
  Strong Opportunity  Seeks capital growth. The fund invests primarily in stocks of
  Fund II             medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects based on a company's "private market value," the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential.
-----------------------------------------------------------------------------------------
  Templeton Asset     Seeks a high level of total return. Invests in equity securities of
  Strategy Fund       companies of any nation, debt securities of companies and
                      governments of any nation, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging markets.
-----------------------------------------------------------------------------------------
  Templeton           Seeks long-term capital growth. Invests primarily in equity
  International       securities of companies located outside the United States,
  Securities Fund     including those in emerging markets.
-----------------------------------------------------------------------------------------


   We may add new portfolios, delete any of the current portfolios, or substitute new portfolios for the current ones. See the Statement of Additional Information.

   Each mutual fund portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

   These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

   We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisers. The amount we receive may be different for different portfolios and may depend on how much of our policy value is invested in the applicable portfolios.

Fund Management

   AIM Variable Insurance Funds. A I M Advisors, Inc. ("AIM") has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 120 investment portfolios encompassing a broad range of investment objectives.

   Alger American Fund. Since 1964, Fred Alger Management, Inc. has provided superior investment management services and has remained constant to a philosophy of investing in America's rapidly growing companies. The firm specializes in growth equity management, emphasizing intensive research and individual security selection.

   Deutsche Asset Management. Under the supervision of the Board of Trustees, Bankers Trust Company acts as the Fund's investment advisor. Bankers Trust is an indirect wholly-owned subsidiary of Deutsche Bank A.G. As investment advisor, Bankers Trust makes the Fund's investment decisions.

   Dreyfus Variable Investment Fund. The Dreyfus Corporation is the investment advisor of Dreyfus Variable Investment Fund and provides investment advisory services to its portfolios. Fayez Sarofim & Co. is the sub-investment advisor of the Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management.

   Evergreen Variable Annuity Funds. Evergreen Asset Management Corp. and its affiliates are the advisors to the Evergreen Funds. Since 1932, Evergreen Funds has offered investment products and services, which seek to flourish in all seasons, under all market conditions, in order to help investors manage wealth and manage risk. With over $85 billion under management and over 3.3 million accounts, Evergreen is committed to providing our shareholders with the highest quality products and services.

   INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. is the investment advisor of the INVESCO Variable Investment Funds, Inc. and provides investment advisory services to its portfolios.

   MFS(R) Variable Insurance TrustSM. MFS is the investment advisor of MFS Variable Insurance Trust and provides investment advisory services to its portfolios.

   Strong Variable Insurance Funds, Inc. Strong Capital Management, Inc. is the investment advisor of the Strong Variable Insurance Funds, Inc. and provides investment advisory services to its portfolios.

   Franklin Templeton Investments. Templeton Investment Counsel, Inc. is the investment advisor of Templeton International Securities Fund and Templeton Asset Strategy Fund.

Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the "fixed account." It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

   The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 3% per year to investment amounts allocated to the fixed account. We may credit interest at a rate in excess of 3% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 3% per year. The fixed account may not be available in all states.

   As the policy owner, you determine the allocation of policy value to the fixed account. Before the annuity benefit date, you may transfer all or part of the values held in the fixed account to one or more of the variable subaccounts once per policy year. This restriction will not apply to automatic transfers from the fixed account in the dollar cost averaging, interest sweep, or automatic asset rebalancing options. After the annuity benefit date, transfers out of the fixed account are not allowed. After the annuity benefit date, values in the variable subaccounts may be transferred to the fixed account only once per policy year. (See "Transfers.")

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

Issuance of a Policy

   If you wish to purchase a policy, you must complete an application and send it to our home office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial net purchase payment will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment. If the initial net purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you consent to our retaining and applying it as soon as the remaining application requirements are met. (The net purchase payment is your purchase payment less any charge for premium taxes).

   Both you (the policy owner) and the annuitant (if different) must be 90 years old or less when you purchase a policy.

   The policy will only become effective when we accept your application.

Purchase Payments

   The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. As an exception, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year. Additional purchase payments may be in amounts of $100 or more.

   If you make no purchase payments during a 24-month period and your previous purchase payments total less than $2,000, we have the right to cancel your policy by paying you the policy value in a lump sum, after a 30-day notice, unless during that time you make an additional purchase payment.

   No additional purchase payments may be made after the annuity benefit date, or on or after the policy anniversary following the owner's or any joint owner's 90th birthday (or the annuitant's 90th birthday if the owner is not a natural person).

Allocation of Purchase Payments

   You determine in the application how the initial net purchase payment will be allocated among the variable subaccounts and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

   On your policy's effective date, the initial net purchase payment will be allocated among the variable subaccounts and the fixed account according to your allocation instructions.

   If we receive an additional purchase payment, we will allocate the net purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide.

   Your policy value will vary with the investment performance of the variable subaccounts you select. You bear the entire risk for amounts allocated to the variable subaccounts. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

   Your policy value prior to the annuity benefit date is equal to:

  (a) your variable account value; plus

  (b) your fixed account value.

   Variable Account Value. Your variable account value is not guaranteed. It equals the sum of the values of the variable subaccounts under the policy. The value of each variable subaccount is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange or United Investors' Home Office is closed.

   On your policy's effective date, your variable account value is equal to the portion of the initial net purchase payment allocated to the variable subaccounts. On any business day thereafter, the value of each variable subaccount under your policy equals:

  (a) the value of the subaccount on the preceding business day multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

  (b) the amount of any net purchase payments allocated to the subaccount during the current business day; plus

  (c) the amount of any transfers from other subaccounts or from the fixed account to the subaccount during the current business day; minus

  (d) the amount of any withdrawals (including any withdrawal charge or transaction charge) from the subaccount during the current business day; minus

  (e) the amount of any transfers (including any transfer charge) to other subaccounts or to the Fixed Account from the subaccount during the current business day; minus

  (f) the portion of the annual contract maintenance charge allocated to the subaccount during current business day; minus

  (g) the portion of any deduction for premium taxes allocated to the subaccount during the current business day.

   Deductions (f) and (g) will be made from each subaccount in the same proportion that the value of the subaccount bears to your entire policy value. Purchase payments, transfers, and withdrawals are processed at the values next calculated after receipt of the request in good order.

   Fixed Account Value. At the end of any business day, your fixed account value is equal to:

  (a) the fixed account value at the end of the previous business day; plus

  (b) the sum of all net purchase payments allocated to the fixed account during the current business day; plus

  (c) any amounts transferred into the fixed account during the current business day; plus

  (d) total interest credited during the current business day; less

  (e) any amounts transferred out of the fixed account (including any transfer charge) during the current business day; less

  (f) the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account during the current business day; less

  (g) the portion of the annual contract maintenance charge and premium taxes allocated to the fixed account during the current business day.

The annual contract maintenance charge will only be deducted from the fixed account to the extent that interest has been credited in excess of the guaranteed interest rate of 3% during the preceding policy year.

Surrender and Withdrawals

   Withdrawals. You may make a withdrawal from your surrender value prior to the annuity benefit date. You must send a written request to our home office in a form acceptable to us. A withdrawal must be for at least $250 (except for automatic partial withdrawals), and your remaining policy value must be at least $2,000 after a withdrawal. If your policy value would be less than $2,000, we will treat the request for a withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 3% per year.

   The surrender value is the policy value less any withdrawal charge, annual contract maintenance charge, and premium tax deduction.

   You can specify that the withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

   You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year (except for automatic partial withdrawals). Also, withdrawal charges of up to 9% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See "Withdrawal Charge" and "Transaction Charge.") Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the annuity benefit date.

   Withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters.")

   Automatic Partial Withdrawals. You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the annuity benefit date. They are not subject to the $250 minimum, and the $20 transaction charge does not apply. Withdrawals will continue until your policy value is exhausted, unless you stop them earlier by submitting a written request.

   Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

   Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters.")

   Surrender. You may surrender your policy for its surrender value, by sending a written request to our home office. (The withdrawal charge, described below, is only applicable if a surrender occurs in the first ten years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive your written request for surrender. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. (See "Federal Tax Matters.") No surrender may be made after the annuity benefit date.

   Restrictions Under the Texas ORP and Section 403(b) Plans. The Texas Educational Code does not permit participants in the Texas Optional Retirement Program ("ORP") to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

  (a) termination of employment in the Texas public institutions of higher education;

  (b) retirement; or

  (c) death.

Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

   Similar restrictions apply to variable annuity contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. As required by Section 403(b), any policy used for a Section 403(b) plan will prohibit distributions of:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

However, distributions of such amounts will be allowed upon:

  (a) death of the employee;

  (b) reaching age 59 1/2;

  (c) separation from service;

  (d) disability; or

  (e) financial hardship (except that income attributable to elective contributions may not be distributed in the case of hardship).

   Restrictions Under Other Qualified Policies. Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

   Transfers of Policy Value. You may transfer all or part of your variable account value out of a variable subaccount (to one or more of the other variable subaccounts or to the fixed account) at any time before the annuity benefit date.

   Each transfer must be for at least $100, and the value remaining in the subaccount or fixed account after the transfer must be at least $100 (if it would be less, we will transfer the entire amount out of that subaccount or fixed account).

   You may make 12 transfers in a policy year free of charge. For each transfer in excess of 12 in a single policy year we deduct a $25 transfer fee from your policy value. Transferring from one variable subaccount into two or more other variable subaccounts counts as one transfer request. However, transferring from two variable subaccounts into one variable subaccount counts as two transfer requests. Transfers from the fixed account are counted in the same manner. If a transfer is made out of the fixed account, we reserve the right to prohibit transfers into the fixed account for six months from the transfer date.

   You may transfer all or a part of your fixed account value to one or more of the variable subaccounts once per policy year before the annuity benefit date. In addition, each policy year we reserve the right to limit any amount transferred from the fixed account to a variable subaccount to the greater of:

  (a) 25% of the prior policy anniversary's fixed account value; or

  (b) the amount of the prior policy year's transfer.

   These restrictions on transfers out of the fixed account do not apply to transfers for dollar cost averaging, automatic asset rebalancing, or automatic interest sweeps. (See "Dollar Cost Averaging," "Automatic Asset Rebalancing," and "Interest Sweep.") In addition, transfers under these programs do not count against the twelve free transfers per year.

   We will make each transfer at the end of the first business day during which or after which we receive a valid, complete transfer request.

   Transfers of Annuity Units. After the annuity benefit date, the annuitant may transfer annuity units among the variable subaccounts or from the variable subaccounts to the fixed account, once per policy year. These transfers will be made as of the date the next annuity payment is made. Transfers from the fixed account to the variable subaccounts are not allowed after the annuity benefit date.

   Transfer Procedures. Transfers may be made by a written request to our home office or by calling us if a written authorization for telephone transfers is on file. We have the authority to honor any telephone transfer request believed to be authentic. We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For example, you may be required to use a personal identification number to initiate a telephone transfer. We will not be liable for the consequences of a fraudulent telephone transfer request we believe to be authentic. As a result, you bear the risk of loss arising from such a fraudulent request if you give us authorization for telephone transfers.

   We may suspend or modify these transfer privileges at any time.

Dollar Cost Averaging

   The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account or the money market variable subaccount to any of the other variable subaccounts on a periodic basis prior to the annuity benefit date. The amount transferred may be (1) a specified dollar amount from each account, (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

   The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made into more than one variable subaccount, a minimum of $25 must be transferred into each variable subaccount selected.

   The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar cost averaging does not assure a profit or protect against a loss.

   You may elect to participate in the dollar cost averaging program at any time by sending a written request to our home office. Once elected, dollar cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering the dollar cost averaging program at any time and for any reason.

Automatic Asset Rebalancing

   Before the annuity benefit date, this option allows you to set up transfers to occur at selected intervals that will match your policy value allocation between investment options to your pre-selected premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month, either quarterly, semi-annually or annually. If you select the dollar cost averaging or interest sweep program, you may not participate in the automatic asset rebalancing program.

   Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your advisor have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

   You may elect to participate in the automatic rebalancing program at any time by sending a written request to our home office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Interest Sweep

   Before the annuity benefit date, you may request that interest earned on amounts allocated to the fixed account be transferred to any combination of variable subaccounts. You specify the subaccounts, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each month to make the transfers (1st--28th). We will make all interest sweep transfers on the day you specify or on the next business day (if the day you have specified is not a business day).

   You may elect to participate in the interest sweep program at any time by sending a written request to our home office. Once elected, interest sweep remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for interest sweep. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year discussed in "Transfers" above, nor is it included in determining the limitation on amounts transferred from the fixed account.

Death Benefit

   The policy pays a death benefit to the beneficiary named in the policy if the owner (or any joint owner) dies before the annuity benefit date while the policy is in force. The death benefit is the greatest of:

  (a) the policy value;

  (b) the total purchase payments made, reduced for any amounts withdrawn and any withdrawal charges; or

  (c) the highest of the policy values on the fifth anniversary, and every fifth anniversary thereafter prior to the policy anniversary following the owner's or any joint owner's 80th birthday (or the annuitant's 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, reduced for any withdrawals you have made, and withdrawal charges you have incurred since then.

   Adjustment for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. The death benefit under (c) above will not increase on or after the policy anniversary following the owner's, or any joint owner's, 80th birthday, (or the annuitant's 80th birthday if the owner is not a natural person).

   Upon receiving due proof of death, we will pay the death benefit proceeds to the beneficiary in a lump sum or under one of the annuity payment options. (See "Annuity Payments.") However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive both due proof of death and instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment options).

   If an annuitant dies before the annuity benefit date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then the death shall be treated as the death of an owner. (See "Required Distributions" below.) For non-qualified policies, if (i) an annuitant dies before the annuity benefit date, (ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

   If the annuitant or the owner dies after the annuity benefit date, the amount payable, if any, will be as provided in the annuity payment option then in effect, and it will be paid to the Payment Option Beneficiary.

   If an owner dies before the annuity benefit date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary's lifetime or over a period not extending beyond the beneficiary's life expectancy.

   If the beneficiary is the deceased owner's spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

   As far as permitted by law, the proceeds under the policy will not be subject to any claim of the beneficiary's creditors.

Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to
                                                 -------------
provide that:

  (a) if any owner dies before the annuity benefit date, then the entire interest in the policy will be distributed within five years after the date of that owner's death; and

  (b) if any owner dies on or after the annuity benefit date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death.

These requirements will be considered satisfied as to any portion of the owner's interest that is payable as annuity payments, beginning within one year of that owner's death, that will be made over the life of the owner's designated beneficiary or over a period not extending beyond his life expectancy.

   If any owner dies before the annuity benefit date, then ownership of the policy passes to the owner's designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the surviving joint owner is the designated beneficiary. If there is no joint owner and the owner dies, then the owner's designated beneficiary is the beneficiary named in the policy.

   If the owner's designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

   If an annuitant is an owner or joint owner and that annuitant dies before the annuity benefit date, and if the owner's designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner's designated beneficiary:

  (a) elects to delay receipt of the proceeds for up to five years;

  (b) is the deceased owner's spouse and elects to continue the policy; or

  (c) elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable subaccounts and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

   The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

   Other rules may apply to qualified policies.

"Free Look" Period

   If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day "free look" period, we will refund the policy value plus any policy fees and other charges paid, and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, you must mail or deliver it either to our home office or to the registered agent who sold it within 10 days after you receive it. (See "Allocation of Purchase Payments.") The "free look" period may be longer than 10 days where required by state law.

Charges and Deductions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   We do not deduct any charges from a purchase payment (except for a charge for any premium taxes). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

   We may deduct a withdrawal charge if you:

  (a) make withdrawals under the policy; or

  (b) surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:


  Number of Full Years
  Since receipt of     less
  Purchase Payment:    than 1   1   2    3    4    5   6   7   8   9  10+
-------------------------------------------------------------------------
  Withdrawal Charge (% of
   Purchase Payment):       9%  9% 8.5% 8.5% 8.5%  8%  7%  6%  4%  2%  0%


   There is a "free withdrawal amount" that can be withdrawn each policy year
                                                                  ------
without a withdrawal charge. In the first policy year, the free withdrawal amount is equal to the larger of:

  (a) 10% of all purchase payments received; or

  (b) 100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made.

   After the first policy year, the free withdrawal amount is equal to the larger of:

  (a) 10% of the policy value at the time of the withdrawal; or

  (b) 100% of earnings.

   Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

   The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

   For purposes of calculating the withdrawal charge:

  (a) the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation last;

  (b) amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

  (c) if the surrender value is withdrawn, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge.

   As shown above, the withdrawal charge percentage varies, depending on the "age" of the purchase payments included in the withdrawal--that is, the number of full years since the purchase payment was paid. A withdrawal charge of 9% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases over time. Amounts representing purchase payments that are at least 10 years old may be withdrawn without charge.

   We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. Amounts deducted from the remaining policy value to cover withdrawals are also subject to the withdrawal charge. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

   The amounts we receive from the withdrawal charge may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

   We waive the withdrawal charges described above if the owner becomes confined to a nursing home or hospital, or enrolled in a hospice care program; or is diagnosed as terminally ill or totally disabled, provided that certain conditions for each provision are met. These conditions, including definitions of various terms, are specified in the rider; the following is merely a brief summary, and the terms of the rider are controlling.

Confinement Provision. The conditions for waiver of withdrawal charges for confinement include:

  (a) the policy was in force at least one year at the time the confinement began;

  (b) the owner was age 75 or younger on the policy date;

  (c) the owner has been continuously confined to a "Nursing Home," "Hospital," or "Hospice Care Program" for at least 60 days;

  (d) such confinement was recommended by a "Physician" due to an injury, sickness or disease; and

  (e) written notice and satisfactory "proof of confinement" are received no later than 90 days after confinement ends.

Terminal Illness Provision. The conditions for waiver of withdrawal charges for terminal illness include:

  (a) the diagnosis of "terminal illness" was made by a "Physician" on or after the effective date of this policy and rider;

  (b) written notice and satisfactory "proof of terminal illness" are received within 90 days of the date of diagnosis; and

  (c) there is reasonable medical certainty that the death of the owner from a non-correctable medical condition will occur within 12 months from the date of the Physician's statement. This period may be longer where required by law.

Total Disability Provision. The conditions for waiver of withdrawal charges for total disability include:

  (a) written notice and "proof of total disability" are received before any withdrawal;

  (b) the total disability has existed continuously for at least six months;

  (c) the policy and rider are in force at the time total disability began;
      and

  (d) the policy anniversary coinciding with or next following the owner's 60th birthday has not passed at the time total disability began.

   We will waive only the withdrawal charges which are applicable to purchase payments received before the first confinement began, or before the date of diagnosis of terminal illness or total disability. Waiver of withdrawal charges is subject to all of the conditions and provisions of the policy and rider. (See your policy.) There is no charge for this rider. Also, the rider may not be available in all states.

Annual Policy Maintenance Charge

   We deduct an annual policy maintenance charge of $35 from each policy, for administering the policy. This deduction is made from the variable subaccounts and from the fixed account in the same proportion that their values bear to the policy value. This charge will only be deducted from the fixed account to the extent interest has been credited to the fixed account in excess of the guaranteed interest rate during the preceding policy year. Expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the annuity benefit date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We will waive this charge on any policy anniversary on which the policy value equals or exceeds $75,000, and in other circumstances we may waive this charge in whole or in part at our sole discretion. This charge is not deducted from any annuity payments after the annuity benefit date.

Administration Fee

   We also deduct a daily charge from the subaccounts of the variable account, at an annual rate of 0.15% of the daily net assets of each variable subaccount, for administering the variable account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. This charge applies both before and after the annuity benefit date.

Mortality and Expense Risk Charge

   We deduct a daily charge from the variable subaccounts at an effective annual rate of 1.25% of their daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We deduct this charge both before and after the annuity benefit date.

   The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Transaction Charge

   You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less, and will not be increased. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The transaction charge does not apply to automatic partial withdrawals.

Transfer Fee

   You may transfer your policy value among the subaccounts and/or the fixed account up to 12 times each policy year without charge. We will deduct a $25 transfer fee for each transfer in excess of 12 in a single policy year. We will not increase this fee.

Premium Taxes

   We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred (and we can deduct the related charge) when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

   Currently no charge is made for our Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See "Federal Tax Matters.")

Fund Expenses

   The value of the assets of the variable subaccounts will reflect the investment management fee and other expenses incurred by the corresponding portfolios of the Fund (See "Summary--Charges and Deductions.")

Reduction in Charges for Certain Groups

   We may reduce or eliminate the withdrawal or other charges on policies that have been sold to:

  (a) our employees and sales representatives, or those of our affiliates or distributors of the policy;

  (b) our customers or distributors of the policies who are transferring existing policy values to a policy;

  (c) individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

  (d) individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

   We will not reduce or eliminate the withdrawal or other charges where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Election of Annuity Payment Option

   As the policy owner, you have the sole right to elect an annuity payment option in the application. You can also change that election, during the lifetime of the annuitant and before the annuity benefit date, by written request any time at least 30 days before the annuity benefit date. We may require the exchange of the policy for a contract covering the option selected.

Annuity Benefit Date

   The first annuity payment will be made as of the annuity benefit date. You select the annuity benefit date in the application for the policy. You may change the annuity benefit date by giving us written notice at least 30 days before the new annuity benefit date.

   An annuity benefit date must be the first day of any calendar month. It must also be at least 30 days after the policy's effective date.

Annuity Payment Options

   On the annuity benefit date, the policy value (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

   Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable subaccounts. The dollar amount of variable annuity payments after the first is not fixed.

   Annuity payment options currently include:

------------------------------------------------------------------------------
 Life Annuity with No Guaranteed Period This option provides annuity payments during the lifetime of the annuitant.
                                        No payment will be made after the
                                        death of the annuitant. Only one
                                        payment will be made under this method
                                        if the annuitant dies before the
                                        second payment is due; only two
                                        payments will be made if the annuitant
                                        dies before the third payment is due;
                                        and so forth.
------------------------------------------------------------------------------
 Joint Life Annuity Continuing to The   This option provides annuity payments
  Survivor                              during the lifetime of the annuitant
                                        and a joint annuitant. Payments will
                                        continue to the survivor for the
                                        survivor's remaining lifetime. You may
                                        also elect for payments to the
                                        survivor to reduce to two-thirds or
                                        one-half of the amount payable at the
                                        time of the first death. This election
                                        must be made at the annuity benefit
                                        date, and will result in a higher
                                        initial annuity payment. Only one
                                        payment or very few payments will be
                                        made under this method if the
                                        annuitant and joint annuitant both die
                                        before or shortly after payments
                                        begin.
------------------------------------------------------------------------------
 Life Annuity with Monthly Payments     This option provides annuity payments
  Guaranteed                            during the lifetime of the annuitant.
                                        Various guaranteed periods of 60
                                        months to 360 months are Guaranteed
                                        available. If the annuitant dies prior
                                        to the end of this guaranteed period,
                                        annuity payments will be made to the
                                        payment option beneficiary until the
                                        end of the guaranteed period.
------------------------------------------------------------------------------


Other annuity payment options are currently available with our written consent.

   If you have not selected an annuity payment option on the annuity benefit date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed. Unless you instruct us otherwise before the annuity benefit date, we will use your variable account value to make variable annuity payments (in accordance with the allocation of your account value among the subaccounts) and we will use your fixed account value to make fixed annuity payments.

   The amount of each annuity payment under the options described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

  (a) variable annuity payments vary with the investment experience of the underlying portfolios of the Fund and you therefore bear the investment risk under variable annuity payments; and

  (b) annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

   The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, each payment will be less when payments are guaranteed for 20 years than when payments are guaranteed for 10 years.

   Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the "assumed investment rate," better than that rate, or equal to that rate. The assumed investment rate in most states is 4.0% per year (it is 3.5% where state law requires it). The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable subaccount(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

   Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the annuity benefit date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%.

   If the net amount to be applied to an annuity payment option is less than $3,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

   After the annuity benefit date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable subaccounts. (See "Voting Rights" and "Transfers.")

   The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Distribution of the Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   United Securities Alliance, Inc., 8 Inverness Drive, Suite 100, Denver, Colorado, is the principal underwriter of the policies. United Securities Alliance, Inc. is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The policies may not be available in all states. The underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. A commission plus bonus compensation may be paid to broker-dealers or agents in connection with sales of the policies. The underwriter is not affiliated with United Investors Life.

Federal Tax Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following discussion is general and is not intended as tax advice.

   We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue

Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

   The policy may be purchased on a non-tax-qualified basis ("non-qualified policy") or as a qualified policy. Qualified policies are designed for use with
                                   ------------------
retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

   Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

   Taxation of Annuities in General. The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and "Required Distributions" (at page 24 of this prospectus) describe the requirements necessary to qualify.

   Section 72 of the Code governs taxation of annuities in general.

   An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

   An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner's "investment in the contract" during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

   The following discussion applies to policies owned by natural persons.

   Withdrawals. In the case of a withdrawal under a qualified policy, a ratable
                                                    ----------------
portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the total policy value. The "investment in the contract" generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income). For qualified policies, the "investment in the contract" can be zero. Special rules may apply to a withdrawal from a qualified policy.

   Generally, in the case of a withdrawal under a non-qualified policy before
                                                  --------------------
the annuity benefit date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

   In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the "investment in the contract."

   Annuity Payments. Although the tax consequences may vary depending on the annuity payment option elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the "investment in the contract" will be taxed.

  .  For variable annuity payments, in general the taxable portion of each
         -------------------------
     annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments.

  .  For fixed annuity payments, in general there is no tax on the portion
         ----------------------
     of each annuity payment which reflects the ratio that the "investment in the contract" bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

   Penalty Tax. In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  (a) made on or after the taxpayer attains age 59 1/2;

  (b) made as a result of an owner's death or attributable to the taxpayer's disability; or

  (c) received in substantially equal periodic payments as a life annuity.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Aggregation of Contracts. All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

   Transfers and Assignments. A transfer or assignment of ownership of a policy, the selection of certain annuity benefit dates, or designation of an annuitant or payee or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

   Death Benefits. Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

  (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

  (b) if distributed under an annuity payment option, they are taxed in the same manner as annuity payments, as described above.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a), 403(a) or 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

   Qualified Policies. The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

  (a) contributions in excess of specified limits;

  (b) distributions prior to age 59 1/2 (subject to certain exceptions);

  (c) distributions that do not conform to specified commencement and minimum distribution rules; and

  (d) other circumstances specified in the Code.

   We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

   Required Distributions. For qualified plans under Sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

   Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

   Section 403(b) Plans. Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

   In addition, income attributable to elective contributions may not be distributed in the case of hardship.

   Individual Retirement Annuities. Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or the amount of compensation includible in the policy owner's gross income for the year. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA

(other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

   Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that-once aggregate distributions exceed contributions to the Roth IRA-income tax and a 10% penalty tax may apply to distributions made:

  (a) before age 59 1/2 (subject to certain exceptions); or

  (b) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

No distribution from a Roth IRA is required at any time before the policy owner's death.

   Deferred Compensation Plans. Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer, and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

   All Policies. As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may advertise yields and total returns for the subaccounts of the Variable Account. In addition, we may advertise the effective yield of the money market subaccount. These figures are historical and are not intended to indicate future performance.

   The yield of the money market subaccount is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

   We calculate the total return of subaccounts for portfolios other than the money market portfolio for various periods of time, including: (a) one year;
(b) five years; (c) ten years; and (d) the period starting when the subaccount commenced operations.

   The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach to the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods.

   We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

   The Statement of Additional Information has more information about performance data calculations.

Voting Rights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the extent required by law, we will vote shares of the portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so. The Funds do not hold regular annual shareholder meetings.

   The number of votes that you may direct to us to cast will be calculated separately for each variable subaccount. We will determine that number by applying your percentage interest, if any, in a particular variable subaccount to the total number of votes attributable to that variable subaccount. Before the annuity benefit date, you hold a voting interest in each variable subaccount to which policy value is allocated. After the annuity benefit date, the person receiving variable annuity payments has the voting interest. After the annuity benefit date, the votes attributable to a policy decrease as the value of the variable subaccounts under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized.

   The number of votes for a portfolio which are available will be determined as of the record date established by each fund. Voting instructions will be solicited by written communication prior to a shareholder meeting in accordance with procedures established by the Fund.

   Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Titanium Investor Variable Annuity policies participating in the variable subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Each person having a voting interest in a variable subaccount will receive proxy material, reports and other materials relating to the appropriate portfolio of each Fund.

United Investors Life Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation, a publicly traded life insurance and diversified financial services company. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York. The obligations under the policy are our obligations.

Published Ratings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor's Corporation, and Weiss Research, Inc. These ratings reflect the organization's current opinion of an insurance company's financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor's is an opinion of an operating insurance company's financial capacity to meet its obligations under its outstanding insurance and annuity policies.

Legal Proceedings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   There are no legal proceedings to which the Variable Account is a party to or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Our financial statements (as well as the Auditors' Reports thereon) are in the Statement of Additional Information.

Statement of Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

                               Table of Contents

The Policy..................................................................   1
 Definitions................................................................   1
 Accumulation Units.........................................................   3
 Annuity Units..............................................................   3
 Net Investment Factor......................................................   3
 Determination of Annuity Payments..........................................   4
  Fixed Annuity Payments....................................................   4
  Variable Annuity Payments.................................................   4
 The Contract...............................................................   4
 Misstatement of Age or Sex.................................................   4
 Annual Report..............................................................   4
 Non-Participation..........................................................   5
 Delay or Suspension of Payments............................................   5
 Ownership..................................................................   5
 Beneficiary................................................................   5
 Change of Ownership or Beneficiaries.......................................   5
 Assignment.................................................................   6
 Incontestability...........................................................   6
 Evidence of Survival.......................................................   6
Performance Data Calculations...............................................   7
 Money Market Subaccount Yield Calculation..................................   7
 Average Annual Total Return Calculations...................................   7
Federal Tax Matters.........................................................  11
 Taxation of United Investors...............................................  11
 Tax Status of the Policies.................................................  11
 Required Distributions.....................................................  11
 Withholding................................................................  12
Addition, Deletion or Substitution of Investments...........................  12
Distribution of the Policy..................................................  13
Safekeeping of Variable Account Assets......................................  13
State Regulation............................................................  13
Records and Reports.........................................................  13
Legal Matters...............................................................  13
Experts.....................................................................  13
Other Information...........................................................  14
Financial Statements........................................................  14

   This Prospectus sets forth information about the Titanium Investor Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the Policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below:

------------------------------ (graphic scissors) ------------------------------

TO: United Investors Life Insurance Company
    Variable Products Division
    P.O. Box 12101
    Birmingham, AL 35202-2101

Please send me a Statement of Additional Information for the Titanium Investor Variable Annuity (TVA).

Name
     ---------------------------------------------

Address
       -------------------------------------------

       -------------------------------------------

       -------------------------------------------

Telephone (   )
               --------------------------------------


                                                                          UI-503